SHARE-BASED PAYMENT - Summary of changes in stock options (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2024 CAD ($) shares $ / shares
SHARE-BASED PAYMENT
Balance at beginning | shares	10,400,000	7,475,000
Issued options | shares	3,250,000	3,500,000
Exercised options | shares	(2,952,500)
Cancelled/Expired options | shares	(500,000)	(575,000)
Balance at end | shares	10,197,500	10,400,000
Balance at beginning | $ / shares	$ 0.27	$ 0.26
Issued options | $ / shares	0.94	0.27
Exercised options | $ / shares	0.27
Cancelled/Expired options | $ / shares	0.32	0.25
Balance at end | $ / shares	$ 0.48	$ 0.27
Weighted average remaining life	3 years 4 months 6 days	3 years 25 days
Share-based compensation | $	$ 2,464,626	$ 756,784
Stock options
SHARE-BASED PAYMENT
Share-based compensation | $	$ 2,105,343	$ 746,467